Schedule of investments
Delaware Ivy Total Return Bond Fund
June 30, 2022 (Unaudited)
		Principal amount°	Value (US $)
Corporate Bonds — 48.54%
Banking — 18.04%
ABN AMRO Bank 2.875% 1/18/28 μ	EUR	1,300,000	$ 1,366,049
Banco Bradesco 144A 4.375% 3/18/27 #		200,000	189,237
Bank of America
2.551% 2/4/28 μ		325,000	295,825
2.972% 2/4/33 μ		240,000	204,682
4.375% 1/27/27 *, μ, ψ		230,000	191,422
4.571% 4/27/33 *, μ		470,000	457,962
6.125% 4/27/27 μ, ψ		275,000	265,891

Barclays 2.00% 2/7/28 μ	EUR	1,400,000	1,450,484
BNP Paribas 2.625% 10/14/27 μ	EUR	2,200,000	2,308,695
BPCE 2.75% 11/30/27 μ	EUR	500,000	525,608
Citigroup
3.057% 1/25/33 μ		315,000	267,305
3.07% 2/24/28 μ		300,000	278,508

Credit Suisse Group 3.25% 4/2/26 *, μ	EUR	400,000	409,661
DBS Group Holdings 1.50% 4/11/28 μ	EUR	400,000	415,810
Deutsche Bank 5.625% 5/19/31 μ	EUR	400,000	419,275
Development Bank of Kazakhstan 144A 10.95% 5/6/26 #		100,000,000	168,152
Fifth Third Bancorp 4.337% 4/25/33 μ		270,000	257,105
Goldman Sachs Group
1.542% 9/10/27 μ		180,000	158,132
3.102% 2/24/33 μ		125,000	106,881
3.615% 3/15/28 μ		430,000	407,278

Huntington National Bank 4.552% 5/17/28 μ		250,000	248,504
ING Groep
2.125% 5/26/31 *, μ	EUR	500,000	483,330
3.00% 4/11/28 μ	EUR	2,200,000	2,311,276
JPMorgan Chase & Co.
1.953% 2/4/32 μ		435,000	348,077
4.586% 4/26/33 μ		180,000	176,990

KeyCorp 4.789% 6/1/33 μ		245,000	241,966
Morgan Stanley
2.475% 1/21/28 μ		240,000	218,363
2.95% 5/7/32 μ	EUR	500,000	497,033

PNC Financial Services Group 6.00% 5/15/27 *, μ, ψ		205,000	197,290
State Street 2.203% 2/7/28 *, μ		435,000	398,662
SVB Financial Group 4.57% 4/29/33 *, μ		355,000	333,622
		Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)

UBS Group 144A 4.751% 5/12/28 #, μ		200,000	$ 198,126
UniCredit 4.875% 2/20/29 μ	EUR	300,000	313,746
US Bancorp
2.215% 1/27/28 μ		260,000	238,374
2.677% 1/27/33 μ		275,000	236,952

Wells Fargo & Co. 3.526% 3/24/28 μ		185,000	175,387
			16,761,660
Basic Industry — 1.79%
Antofagasta 144A 5.625% 5/13/32 #		200,000	193,000
Corp Nacional del Cobre de Chile 144A 3.15% 1/14/30 #		400,000	349,814
ELM for Firmenich International 3.75% 9/3/25 μ, ψ	EUR	500,000	483,600
ICL Group 144A 6.375% 5/31/38 #, *		333,000	331,335
Westlake 1.625% 7/17/29	EUR	344,000	304,692
			1,662,441
Basic Materials — 0.32%
PPG Industries 2.75% 6/1/29	EUR	300,000	301,172
			301,172
Capital Goods — 1.14%
Holcim Finance Luxembourg 0.50% 4/23/31	EUR	600,000	472,345
Leonardo 2.375% 1/8/26	EUR	450,000	449,155
Raytheon Technologies 2.15% 5/18/30	EUR	150,000	140,336
			1,061,836
Communications — 2.25%
Altice France 5.875% 2/1/27	EUR	363,000	331,286
AT&T 4.25% 6/1/43	GBP	176,000	197,925
Charter Communications Operating 5.75% 4/1/48		400,000	359,374
CK Hutchison Group Telecom Finance 1.50% 10/17/31 *	EUR	200,000	167,330
CT Trust 144A 5.125% 2/3/32 #		200,000	160,646
Discovery Communications
4.00% 9/15/55		130,000	91,317
5.30% 5/15/49		184,000	157,920

Fox 5.576% 1/25/49		372,000	363,773
NQ-IV052 [6/22] 8/22 (2352489)    1

Schedule of investments
Delaware Ivy Total Return Bond Fund   (Unaudited)
		Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)

Rogers Communications 144A 3.80% 3/15/32 #		105,000	$ 96,140
Telefonica Emisiones 7.045% 6/20/36		145,000	162,080
			2,087,791
Consumer Cyclical — 5.71%
Amazon.com 3.60% 4/13/32		420,000	404,856
B2W Digital 144A 4.375% 12/20/30 #		200,000	151,715
BorgWarner 1.00% 5/19/31 *	EUR	600,000	464,232
Faurecia 3.75% 6/15/28	EUR	400,000	324,967
Ford Motor Credit
2.30% 2/10/25		200,000	180,019
2.90% 2/10/29		200,000	157,159

IHO Verwaltungs PIK 3.875% 5/15/27 >	EUR	300,000	245,931
Magallanes
144A 3.755% 3/15/27 #		650,000	610,250
144A 4.054% 3/15/29 #, *		110,000	100,837
144A 4.279% 3/15/32 #		115,000	102,890
PayPal Holdings
3.90% 6/1/27 *		100,000	99,730
4.40% 6/1/32 *		300,000	297,339

PVH 3.125% 12/15/27 *	EUR	340,000	336,131
RCI Banque 2.625% 2/18/30 μ	EUR	600,000	548,304
Volkswagen International Finance 3.50% 6/17/25 μ, ψ	EUR	1,000,000	951,875
ZF Finance 2.75% 5/25/27	EUR	400,000	331,980
			5,308,215
Consumer Non-Cyclical — 1.81%
Anheuser-Busch InBev Worldwide 5.80% 1/23/59		365,000	380,669
Central American Bottling 144A 5.25% 4/27/29 #		200,000	175,062
CSL Finance 144A 4.05% 4/27/29 #		135,000	132,655
CVS Health 5.05% 3/25/48		244,000	233,920
HCA 5.25% 6/15/49		320,000	276,256
Mars 144A 4.20% 4/1/59 #		100,000	91,250
Picard Groupe 144A 3.875% 7/1/26 #	EUR	278,000	239,104
Thermo Fisher Scientific 2.875% 7/24/37	EUR	158,000	151,278
			1,680,194
		Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy — 3.39%
BP Capital Markets 1.231% 5/8/31	EUR	750,000	$ 666,029
BP Capital Markets America 2.721% 1/12/32		550,000	474,032
Energo-Pro 144A 8.50% 2/4/27 #		200,000	191,027
Galaxy Pipeline Assets Bidco 2.16% 3/31/34		192,172	163,765
Investment Energy Resources 144A 6.25% 4/26/29 #		200,000	169,389
KazTransGas JSC 144A 4.375% 9/26/27 #		235,000	208,586
Raizen Fuels Finance 144A 5.30% 1/20/27 #		389,000	379,897
Repsol International Finance 4.247% 9/11/28 μ, ψ	EUR	200,000	180,378
TotalEnergies 2.708% 5/5/23 *, μ, ψ	EUR	700,000	717,100
			3,150,203
Financials — 1.18%
Aroundtown
1.45% 7/9/28 *	EUR	400,000	326,486
1.625% 1/31/28 *	EUR	200,000	168,890

MAF Global Securities 5.50% 9/7/22 μ, ψ		400,000	400,000
Vonovia Finance 1.125% 9/14/34	EUR	300,000	203,667
			1,099,043
Insurance — 2.31%
Allianz 2.625% 10/30/30 μ, ψ	EUR	400,000	302,240
AXA 5.125% 7/4/43 *, μ	EUR	500,000	540,148
Chubb INA Holdings 2.50% 3/15/38	EUR	243,000	214,081
Muenchener Rueckversicherungs-Gesellschaft 144A 1.25% 5/26/41 #, μ	EUR	1,000,000	804,159
Sagicor Financial 144A 5.30% 5/13/28 #		200,000	183,481
UnitedHealth Group 3.70% 8/15/49		119,000	101,748
			2,145,857

2    NQ-IV052 [6/22] 8/22 (2352489)

(Unaudited)
		Principal amount°	Value (US $)
Corporate Bonds (continued)
Natural Gas — 0.22%
ENN Energy Holdings 144A 4.625% 5/17/27 #		200,000	$ 202,774
			202,774
Real Estate Investment Trusts — 0.71%
Digital Stout Holding 3.75% 10/17/30	GBP	300,000	337,382
VICI Properties 4.95% 2/15/30		335,000	318,093
			655,475
Technology — 2.61%
Apple 1.125% 5/11/25		824,000	774,544
Autodesk 2.40% 12/15/31		190,000	155,281
CDW 3.276% 12/1/28		180,000	155,606
Entegris Escrow 144A 4.75% 4/15/29 #		405,000	377,886
Hewlett Packard Enterprise 6.35% 10/15/45 *		500,000	503,988
HP 5.50% 1/15/33		210,000	205,098
Workday
3.50% 4/1/27		65,000	62,212
3.70% 4/1/29		105,000	98,318
3.80% 4/1/32 *		105,000	96,051
			2,428,984
Transportation — 2.77%
Abertis Infraestructuras 1.875% 3/26/32	EUR	300,000	254,898
Abertis Infraestructuras Finance 3.248% 11/24/25 μ, ψ	EUR	200,000	168,323
Autostrade per l'Italia 2.00% 12/4/28	EUR	450,000	386,952
Babcock International Group 1.375% 9/13/27	EUR	300,000	278,238
International Consolidated Airlines Group 3.75% 3/25/29	EUR	500,000	373,510
Mileage Plus Holdings 144A 6.50% 6/20/27 #		280,000	276,031
Rutas 2 and 7 Finance 144A 4.60% 9/30/36 #, ^		193,333	114,367
Verallia 1.875% 11/10/31	EUR	300,000	235,270
Wizz Air Finance 1.35% 1/19/24	EUR	500,000	486,914
			2,574,503
		Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities — 4.29%
Duke Energy
2.55% 6/15/31 *		61,000	$ 50,741
3.10% 6/15/28	EUR	300,000	311,153

E.ON 1.00% 10/7/25 *	EUR	400,000	402,995
Electricite de France 3.375% 6/15/30 μ, ψ	EUR	600,000	412,075
Enel 1.875% 6/8/30 μ, ψ	EUR	600,000	419,945
Eversource Energy 2.90% 3/1/27 *		315,000	295,992
Fells Point Funding Trust 144A 3.046% 1/31/27 #		305,000	281,512
Greenko Power II 144A 4.30% 12/13/28 #		195,500	156,644
Iberdrola International 1.874% 1/28/26 *, μ, ψ	EUR	600,000	550,960
Sociedad de Transmision Austral 144A 4.00% 1/27/32 #		200,000	155,676
Southern 1.875% 9/15/81 μ	EUR	500,000	359,340
Vistra Operations
144A 5.00% 7/31/27 #		580,000	528,461
144A 5.625% 2/15/27 #		68,000	64,077
			3,989,571
Total Corporate Bonds (cost $52,681,905)			45,109,719

Sovereign Bonds — 28.95%Δ
Albania — 0.17%
Albania Government International Bond 144A 3.50% 11/23/31 #	EUR	200,000	156,501
			156,501
Angola — 0.34%
Angolan Government International Bond 144A 8.75% 4/14/32 #		400,000	321,202
			321,202
Armenia — 0.15%
Republic of Armenia International Bond 144A 3.60% 2/2/31 #		200,000	139,048
			139,048
Austria — 1.27%
Republic of Austria Government Bond 144A 0.90% 2/20/32 #	EUR	1,236,000	1,180,342
			1,180,342

NQ-IV052 [6/22] 8/22 (2352489)    3

Schedule of investments
Delaware Ivy Total Return Bond Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Belgium — 0.77%
Kingdom of Belgium Government Bond 144A 1.70% 6/22/50 #	EUR	830,000	$ 712,268
			712,268
Bermuda — 0.22%
Bermuda Government International Bond 144A 2.375% 8/20/30 #		250,000	209,976
			209,976
Canada — 4.81%
Canadian Government Bonds 1.00% 6/1/27	CAD	6,350,000	4,467,101
			4,467,101
Chile — 0.46%
Chile Government International Bonds
3.10% 5/7/41		282,000	215,265
4.34% 3/7/42		242,000	215,897
			431,162
Colombia — 1.10%
Colombia Government International Bonds
4.125% 2/22/42		334,000	208,358
4.50% 1/28/26		400,000	376,045
6.125% 1/18/41		553,000	435,151
			1,019,554
Dominican Republic — 0.74%
Dominican Republic International Bonds
144A 4.50% 1/30/30 #		400,000	322,227
144A 4.875% 9/23/32 #		267,000	206,107
6.50% 2/15/48		210,000	159,600
			687,934
Egypt — 0.18%
Egypt Government International Bond 5.25% 10/6/25		200,000	164,158
			164,158
Georgia — 0.18%
Georgia Government International Bond 144A 2.75% 4/22/26 #		200,000	166,216
			166,216
Germany — 3.36%
Bundesrepublik Deutschland Bundesanleihe
0.258% 8/15/50 ^	EUR	1,150,000	771,389
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Germany (continued)
Bundesrepublik Deutschland Bundesanleihe
1.294% 2/15/32 ^	EUR	2,550,000	$ 2,348,278
			3,119,667
Honduras — 0.15%
Honduras Government International Bond 144A 5.625% 6/24/30 #		200,000	135,702
			135,702
Indonesia — 1.30%
Indonesia Government International Bonds
1.40% 10/30/31	EUR	219,000	177,698
3.85% 10/15/30 *		416,000	396,841
Indonesia Treasury Bonds
6.125% 5/15/28	IDR	2,000,000,000	131,432
8.375% 4/15/39	IDR	7,041,000,000	501,696
			1,207,667
Italy — 4.68%
Italy Buoni Poliennali Del Tesoro
0.35% 2/1/25	EUR	2,000,000	2,025,130
144A 0.60% 8/1/31 #	EUR	2,200,000	1,838,110
0.95% 6/1/32	EUR	580,000	489,707
			4,352,947
Ivory Coast — 0.63%
Ivory Coast Government International Bonds
4.875% 1/30/32	EUR	390,000	295,204
5.875% 10/17/31	EUR	350,000	287,851
			583,055
Kazakhstan — 0.18%
Kazakhstan Government International Bond 4.875% 10/14/44		200,000	167,116
			167,116
Morocco — 0.37%
Morocco Government International Bond 4.00% 12/15/50		590,000	346,625
			346,625
Netherlands — 1.10%
Netherlands Government Bond 144A 0.50% 7/15/32 #	EUR	1,100,000	1,024,260
			1,024,260

4    NQ-IV052 [6/22] 8/22 (2352489)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Pakistan — 0.12%
Pakistan Water & Power Development Authority 7.50% 6/4/31		200,000	$ 112,099
			112,099
Paraguay — 0.85%
Paraguay Government International Bonds
144A 2.739% 1/29/33 #		278,000	207,503
144A 4.95% 4/28/31 #		625,000	579,211
			786,714
Peru — 0.92%
Peruvian Government International Bond 2.392% 1/23/26		919,000	855,344
			855,344
Philippines — 0.32%
Philippine Government International Bond 0.25% 4/28/25 *	EUR	304,000	297,152
			297,152
Republic of North Macedonia — 0.22%
North Macedonia Government International Bond 144A 1.625% 3/10/28 #	EUR	262,000	206,825
			206,825
Senegal — 0.16%
Senegal Government International Bond 6.25% 5/23/33		200,000	154,000
			154,000
South Africa — 0.91%
Republic of South Africa Government International Bonds
5.75% 9/30/49		310,000	212,661
5.875% 6/22/30 *		700,000	633,430
			846,091
United Kingdom — 2.32%
United Kingdom Gilt 0.25% 7/31/31	GBP	2,110,000	2,153,561
			2,153,561
Uzbekistan — 0.97%
Republic of Uzbekistan International Bonds
3.90% 10/19/31		625,000	444,274
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Uzbekistan (continued)
Republic of Uzbekistan International Bonds
5.375% 2/20/29		519,000	$ 458,126
			902,400
Total Sovereign Bonds (cost $31,226,519)			26,906,687

Supranational Banks — 0.46%
Banque Ouest Africaine de Developpement 4.70% 10/22/31		200,000	166,500
European Investment Bank 5.50% 1/23/23	MXN	5,356,000	258,458
Total Supranational Banks (cost $478,167)			424,958

US Treasury Obligations — 20.38%
US Treasury Floating Rate Note 0.12% (USBMMY3M + 0.035%) 10/31/23 •		3,430,000	3,438,639
US Treasury Notes
0.25% 8/31/25		5,580,000	5,110,277
1.125% 2/28/25		3,135,000	2,984,373
2.625% 5/31/27 *		610,000	598,539
2.875% 5/15/32 *		6,890,000	6,813,564
Total US Treasury Obligations (cost $19,507,503)			18,945,392
	Number of contracts
Options Purchased — 0.01%
Foreign Currency Put Options — 0.01%
CAD versus JPY, strike price 86.00 CAD, expiration date 8/4/22, notional amount428,022,000 (JPMCB)	4,977,000	743
GBP versus JPY, strike price 148.00 GBP, expiration date 8/4/22, notional amount493,284,000 (JPMCB)	3,333,000	4,771
Total Options Purchased (cost $95,610)		5,514

NQ-IV052 [6/22] 8/22 (2352489)    5

Schedule of investments
Delaware Ivy Total Return Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Short-Term Investments — 0.29%
US Treasury Obligation — 0.29%
US Treasury Bill	270,000	269,897
Total Short-Term Investments (cost $269,973)		269,897
Total Value of Securities Before Securities Lending Collateral and Options Written—98.63% (cost $104,259,677)		91,662,167
	Number of shares
Securities Lending Collateral — 6.88%
Money Market Mutual Fund — 6.88%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%)	6,394,531	$ 6,394,531
Total Securities Lending Collateral (cost $6,394,531)		6,394,531
	Number of contracts
Options Written — (0.00%)
Foreign Currency Call Options — (0.00%)
CAD versus JPY, strike price 81.00 CAD, expiration date 8/4/22, notional amount(403,137,000) (JPMCB)	(4,977,000)	(282)
GBP versus JPY, strike price 140.00 GBP, expiration date 8/4/22, notional amount(466,620,000) (JPMCB)	(3,333,000)	(1,530)
Total Options Written (premium received $34,333)		$(1,812)

Obligation to Return Securities Lending Collateral — (6.88%)		(6,394,527)
Value (US $)

Receivables and Other Assets Net of Liabilities — 1.37%	1,273,290
Net Assets Applicable to 10,504,481 Shares Outstanding—100.00%	$92,933,649
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $14,789,678, which represents 15.91% of the Fund's net assets.
*	Fully or partially on loan.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Δ	Securities have been classified by country of risk.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
■	Includes $10,292,755 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $5,182,501.
6    NQ-IV052 [6/22] 8/22 (2352489)

(Unaudited)
The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	AUD	(14,472)	USD	9,952	7/1/22	$—	$(38)
BNYM	CAD	(15,360)	USD	11,907	7/1/22	—	(26)
BNYM	EUR	193,749	USD	(202,555)	8/19/22	497	—
BNYM	GBP	(29,160)	USD	35,413	7/1/22	—	(84)
CITI	EUR	1,848,000	GBP	(1,927,833)	8/19/22	15,823	—
CITI	EUR	(4,460,271)	USD	4,672,133	8/19/22	—	(8,010)
CITI	GBP	(1,578,622)	EUR	1,927,833	8/19/22	4,316	—
CITI	GBP	3,000,000	USD	(3,676,020)	8/19/22	—	(20,585)
GSC	EUR	(2,170,000)	USD	2,268,919	8/19/22	—	(8,053)
GSC	EUR	9,613,130	NOK	(10,028,417)	8/19/22	82,308	—
GSC	GBP	(3,252,503)	USD	3,984,088	8/19/22	20,984	—
GSC	JPY	257,200,000	USD	(2,001,555)	8/19/22	—	(101,917)
GSC	NOK	(98,818,177)	EUR	10,028,417	8/19/22	—	(15,319)
GSC	NOK	66,320,843	USD	(6,747,122)	8/19/22	—	(6,368)
JPMCB	CLP	222,655,500	USD	(251,542)	9/9/22	—	(12,566)
JPMCB	EUR	(1,400,000)	USD	1,466,766	8/19/22	—	(2,248)
JPMCB	EUR	(1,526,000)	USD	1,611,036	9/9/22	3,489	—
JPMCB	IDR	(2,147,483,648)	USD	549,000	9/9/22	2,792	—
JPMCB	JPY	(184,890,880)	USD	1,438,240	8/19/22	70,896	—
JPMCB	MXN	(5,678,167)	USD	273,550	9/9/22	—	(5,014)
TD	AUD	1,320,000	USD	(912,623)	8/19/22	—	(4,537)
TD	CAD	(5,876,083)	USD	4,550,145	8/19/22	—	(15,281)
TD	EUR	(42,591,579)	USD	44,562,635	8/19/22	—	(128,534)
TD	GBP	(173,299)	USD	216,122	8/19/22	4,961	—
TD	NOK	32,456,739	USD	(3,333,090)	8/19/22	—	(34,234)
Total Foreign Currency Exchange Contracts						$206,066	$(362,814)
NQ-IV052 [6/22] 8/22 (2352489)    7

Schedule of investments
Delaware Ivy Total Return Bond Fund   (Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Euro-Bund
27	$4,209,678	$4,235,170	9/8/22	$—	$(25,492)	$44,815
Euro-Buxl
(17)	(2,913,846)	(3,042,962)	9/8/22	129,116	—	(61,285)
FTSE Bursa Malaysia KLCI Index
(47)	(6,064,109)	(6,098,148)	9/8/22	34,039	—	(45,378)
Short Euro-BTP
23	2,624,559	2,626,292	9/8/22	—	(1,733)	8,638
US Treasury 2yr Notes
8	1,680,125	1,677,019	9/30/22	3,106	—	4,500
Australian Treasury 10 yr Bonds
45	3,693,026	3,713,106	9/15/22	—	(20,080)	9,874
Canadian 10 yr Treasury Bonds
24	2,311,808	2,328,845	9/20/22	—	(17,037)	11,874
Euro-Oat
(26)	(3,774,485)	(3,867,345)	9/8/22	92,860	—	(30,329)
Euro-Schatz
(152)	(17,385,532)	(17,422,213)	9/8/22	36,681	—	(53,026)
US Treasury 10 yr Long Gilt
27	3,746,192	3,859,546	9/28/22	—	(113,354)	34,818
US Treasury 10 yr Notes
80	9,482,500	9,555,146	9/21/22	—	(72,646)	81,250
US Treasury 10 yr Ultra Notes
(6)	(764,250)	(759,550)	9/21/22	—	(4,700)	(7,969)
US Treasury Long Bonds
(6)	(831,750)	(836,141)	9/21/22	4,391	—	(10,125)
US Treasury Ultra Bonds
(27)	(4,167,281)	(4,231,059)	9/21/22	63,778	—	(63,281)
Euro-Bobl
(62)	(8,068,984)	(8,126,468)	9/8/22	57,484	—	(64,517)
US Treasury 5 yr Notes
41	4,602,250	4,615,597	9/30/22	—	(13,347)	28,828
Total Futures Contracts		$(11,773,165)		$421,455	$(268,389)	$(111,313)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
Summary of abbreviations:
BNP – BNP Paribas
BNYM – Bank of New York Mellon
BTP – Buoni del Tesoro Poliennali
CITI – Citigroup
FTSE – Financial Times Stock Exchange
Summary of abbreviations: (continued)
GSC – Goldman Sachs Bank USA
ICE – Intercontinental Exchange, Inc.
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR – London Interbank Offered Rate

8    NQ-IV052 [6/22] 8/22 (2352489)

(Unaudited)
Summary of abbreviations: (continued)
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MS – Morgan Stanley
PIK – Payment-in-kind
TD – TD Bank
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
AUD – Australian Dollar
Summary of currencies: (continued)
CAD – Canadian Dollar
CLP – Chilean Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
JPY – Japanese Yen
MXN – Mexican Peso
NOK – Norwegian Krone
USD – US Dollar
NQ-IV052 [6/22] 8/22 (2352489)    9